Concentration (Details Narrative) - USD ($)	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Cash deposit at financial institutions	$ 49,668	$ 265,293
Revenue [Member] | Customer One [Member]
Concentration risk, percentage	29.00%	17.20%
Revenue [Member] | Customer Two [Member]
Concentration risk, percentage	27.20%	12.10%
Revenue [Member] | Customer Three [Member]
Concentration risk, percentage	14.10%	10.20%
Accounts Receivable [Member]
Concentration risk, percentage	96.90%
Accounts Receivable [Member] | Customer One [Member]
Concentration risk, percentage	43.70%	24.60%
Accounts Receivable [Member] | Customer Two [Member]
Concentration risk, percentage	25.80%	17.50%
Accounts Receivable [Member] | Customer Three [Member]
Concentration risk, percentage	10.40%	15.40%
Purchase [Member] | Suppliers One [Member]
Concentration risk, percentage	28.90%	24.10%
Purchase [Member] | Suppliers Two [Member]
Concentration risk, percentage	28.80%	14.80%
Purchase [Member] | Suppliers Three [Member]
Concentration risk, percentage		10.10%